Equity Method Investments (Details)	12 Months Ended												12 Months Ended
	Aug. 31, 2012 USD ($)	Aug. 31, 2011 USD ($)	Aug. 31, 2010 USD ($)	Aug. 31, 2012 Alliance Boots [Member] USD ($)	Aug. 31, 2012 Alliance Boots [Member] GBP (£)	Aug. 31, 2011 Alliance Boots [Member] USD ($)	Aug. 31, 2012 Other equity method investments [Member] USD ($)	Aug. 31, 2011 Other equity method investments [Member] USD ($)	Aug. 31, 2012 Other equity method investments [Member] Minimum [Member]	Aug. 31, 2011 Other equity method investments [Member] Minimum [Member]	Aug. 31, 2012 Other equity method investments [Member] Maximum [Member]	Aug. 31, 2011 Other equity method investments [Member] Maximum [Member]	Aug. 31, 2012 Total [Member] USD ($)	Aug. 31, 2011 Total [Member] USD ($)	Aug. 31, 2010 Total [Member] USD ($)
Schedule of Equity Method Investments [Line Items]
Carrying value	$ 6,140,000,000	$ 0		$ 6,140,000,000		$ 0	$ 7,000,000	$ 7,000,000					$ 6,147,000,000	$ 7,000,000
Ownership percentage (in hundredths)				45.00%		0.00%			30.00%	30.00%	50.00%	50.00%
Cash paid to acquire investment	4,025,000,000	0	0	4,025,000,000.000
Shares issued for Investment in Alliance Boots (in shares)				83.4
Remaining ownership subject to call option (in hundredths)				55
Cash price to exercise call option				5,000,000,000.0	3,100,000,000.0
Shares to be issued upon exercise of call option (in shares)				144,300,000
Exercise dates				The call option can be exercised beginning six months prior to the third anniversary of the first step transaction (February 2 2015) and ending on the third anniversary (August 2 2015).
Reduced ownership percentage if call option is not exercised (in hundredths)				42.00%
Fair value of call option	866,000,000	0
Non-controlling interests													(380,000,000)
Adjustment for purchase price allocation				2,400,000,000.0
Expected incremental amortization expense				75,000,000
Balance Sheet [Abstract]
Current assets								12,000,000					9,193,000,000
Noncurrent assets								6,000,000					20,085,000,000
Current liabilities								2,000,000					7,254,000,000
Noncurrent liabilities								3,000,000					13,269,000,000
Shareholders' Equity								13,000,000					8,755,000,000
Income Statement [Abstract]
Net revenue													37,000,000	37,000,000	31,000,000
Gross Profit													17,000,000	19,000,000	11,000,000
Net income													2,000,000	5,000,000	2,000,000
Share of pre-tax income from investments accounted for using the equity method													$ 1,000,000	$ 2,000,000	$ 1,000,000